Financial assets and liabilities - Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Other non-current assets	$ 81,042	$ 80,165
Publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Other non-current assets	352	1,198
Publicly-traded and privately-held investments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Other non-current assets	184	105
Publicly-traded and privately-held investments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other non-current assets	0	0
Publicly-traded and privately-held investments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other non-current assets	168	1,093
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(268)	(513)
Derivative financial instruments | Derivative financial instruments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	0	0
Derivative financial instruments | Derivative financial instruments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(268)	(513)
Derivative financial instruments | Derivative financial instruments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	0	0
Investments | Investments
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	247	246
Investments | Investments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	0	0
Investments | Investments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	247	246
Investments | Investments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	$ 0	$ 0